SCHEDULE OF LONG TERM LOAN (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Balance, opening	$ 40,769	$ 85,107
Addition	102,748
Repayments	(144,350)	(47,818)
Interest expense, accrued	5,075	4,848
Translation difference	(4,242)	(1,368)
Balance, ending		40,769
Long term loan – current portion		40,769
Long term loan – non-current portion